Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2019
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges 1	Net (Loss) Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$365,448	$106,282	$100,803	$158,363	$-	$158,363	$259,166	$2,605,257

Sudbury 2, 5	38,234	10,946	22,420	4,868	-	4,868	27,385	344,043

Constancia 5	27,613	7,945	7,141	12,527	-	12,527	19,668	110,406

San Dimas	62,528	26,994	13,828	21,706	-	21,706	35,534	194,367

Stillwater	17,303	3,094	6,433	7,776	-	7,776	14,209	229,994

Other 3, 5	29,919	8,736	8,191	12,992	-	12,992	21,561	13,168

Total gold interests	$541,045	$163,997	$158,816	$218,232	$-	$218,232	$377,523	$3,497,235

Silver

Peñasquito	$74,578	$19,267	$14,020	$41,291	$-	$41,291	$55,310	$374,702

Antamina 5	76,328	15,322	41,267	19,739	-	19,739	61,007	668,810

Constancia	38,895	14,258	18,044	6,593	-	6,593	24,637	228,187

Other 4, 5	98,600	40,059	14,960	43,581	-	43,581	55,509	487,693

Total silver interests	$288,401	$88,906	$88,291	$111,204	$-	$111,204	$196,463	$1,759,392

Palladium

Stillwater	$31,886	$5,656	$9,719	$16,511	$-	$16,511	$26,230	$249,969

Cobalt

Voisey’s Bay 5	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$861,332	$258,559	$256,826	$345,947	$165,912	$180,035	$600,216	$5,734,106

Other

General and administrative						$(54,507)	$(46,292)

Finance costs						(48,730)	(44,733)

Other						274	(2,191)

Income tax						9,066	(5,380)

Total other						$(93,897)	$(98,596)	$543,901

Consolidated						$86,138	$501,620	$6,278,007

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating
Rosemont gold interest. The Minto mine was placed into care and maintenance from October 2018 to October 2019

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto and 777 silver interests and the non-operating
Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2019 were 47% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2019 were 12% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia PMPA and the 777 PMPA (which is included as part of Other gold and silver interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2019 were 11% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Year Ended December 31, 2018
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$336,474	$106,347	$102,672	$127,455	$230,126	$2,706,060

Sudbury 1, 5	21,785	6,804	13,525	1,456	14,959	366,463

Constancia 5	15,259	4,818	4,504	5,937	10,441	117,547

San Dimas	26,943	13,177	12,234	1,532	13,766	208,195

Stillwater	6,777	1,215	2,925	2,637	5,562	236,432

Other 2, 5	33,955	10,367	10,459	13,129	22,162	21,359

Total gold interests	$441,193	$142,728	$146,319	$152,146	$297,016	$3,656,056

Silver

San Dimas 3	$40,594	$10,549	$3,575	$26,470	$30,045	$-

Peñasquito 5	77,691	20,501	14,528	42,662	57,190	388,722

Antamina 5	86,408	17,265	47,561	21,582	69,143	710,077

Constancia 5	34,082	12,863	15,572	5,647	21,219	246,231

Other 4	104,804	40,232	20,699	43,873	64,645	502,638

Total silver interests	$343,579	$101,410	$101,935	$140,234	$242,242	$1,847,668

Palladium

Stillwater	$9,240	$1,656	$4,033	$3,551	$7,584	$259,693

Cobalt

Voisey’s Bay 5	$-	$-	$-	$-	$-	$393,422

Total mineral stream interests	$794,012	$245,794	$252,287	$295,931	$546,842	$6,156,839

Other

General and administrative				$(51,650)	$(29,564)

Finance costs				(41,187)	(40,363)

Gain on disposal of San Dimas SPA 3				245,715	-

Other				(5,826)	1,458

Income tax				(15,868)	(960)

Total other				$131,184	$(69,429)	$313,207

Consolidated				$427,115	$477,413	$6,470,046

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating
Rosemont gold interest. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

3)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the new San Dimas PMPA.
4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating
Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2018 were 45% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2018 were 15% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA and the Los Filos PMPA (which is included as part of Other silver interests) are guaranteed by Goldcorp. Total revenues relative to Goldcorp during the year ended December 31, 2018 were 10% of the Company’s total revenue.

d.
The counterparty obligations under the Constancia PMPA and the 777 PMPA (which is included as part of Other gold and silver interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2018 were 10% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Schedule of Company's Geographical Information
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

				Carrying Amount at December 31, 2019

(in thousands)	Sales		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$74,307	9%	$357,212	$32,124	$-	$227,510	$616,846	11%

United States	49,189	6%	229,994	566	249,969	-	480,529	8%

Mexico	139,275	16%	194,365	376,020	-	-	570,385	10%

Europe

Greece	9,339	1%	-	1,990	-	-	1,990	0%

Portugal	28,012	3%	-	21,355	-	-	21,355	0%

Sweden	25,250	3%	-	35,059	-	-	35,059	1%

South America

Argentina/Chile 1	-	0%	-	264,403	-	-	264,403	5%

Brazil	365,448	42%	2,605,258	-	-	-	2,605,258	45%

Peru	170,512	20%	110,406	1,027,875	-	-	1,138,281	20%

Consolidated	$861,332	100%	$3,497,235	$1,759,392	$249,969	$227,510	$5,734,106	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

				Carrying Amount at December 31, 2018

(in thousands)	Sales		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$64,589	8%	$387,823	$33,901	$-	$393,422	$815,146	13%

United States	16,018	1%	236,432	551	259,693	-	496,676	8%

Mexico	147,274	19%	208,194	390,079	-	-	598,273	10%

Europe

Greece	8,020	1%	-	5,884	-	-	5,884	0%

Portugal	20,484	3%	-	22,420	-	-	22,420	0%

Sweden	24,188	3%	-	37,371	-	-	37,371	1%

South America

Argentina/Chile 1	4,444	1%	-	264,401	-	-	264,401	4%

Brazil	336,474	42%	2,706,061	-	-	-	2,706,061	44%

Peru	172,521	22%	117,546	1,093,061	-	-	1,210,607	20%

Consolidated	$794,012	100%	$3,656,056	$1,847,668	$259,693	$393,422	$6,156,839	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.